Parent entity financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 330,280	$ 570,117	$ 158,691
Non-current assets	833,706	370,262	118,567
Total assets	1,163,986	940,379	277,258
Liabilities
Current liabilities	231,624	205,088	111,373
Non-current liabilities	516,986	382,354	63,240
Total liabilities	748,610	587,442	174,613
Net assets	415,376	352,937	102,645
Equity
Share capital	479,962	414,012	315,178
Share capital reserve	(11,612)	15,945	(41,742)
Other reserves	101,564	75,894	16,328
Retained earnings/(accumulated losses)	(154,538)	(152,914)	(187,119)
Total equity	415,376	352,937	102,645	$ 54,790
Statement of comprehensive income
Loss for the year	(7,125)	33,685	4,208
Total comprehensive loss for the year	(14,124)	35,966	$ 1,733
Parent
Assets
Current assets	967,961	979,858
Non-current assets	650	1,589
Total assets	968,611	981,447
Liabilities
Current liabilities	12,286	113,869
Non-current liabilities	383,754	333,418
Total liabilities	396,040	447,287
Net assets	572,571	534,160
Equity
Share capital	479,962	414,012
Share capital reserve	(11,612)	15,945
Other reserves	123,383	41,445
Retained earnings/(accumulated losses)	(19,162)	62,758
Total equity	572,571	534,160
Statement of comprehensive income
Loss for the year	(80,753)	(72,526)
Total comprehensive loss for the year	$ (80,753)	$ (72,526)